Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,311.95
Total Transaction Valuation	9,500,000.00
Total Offset Amount	0.00
Net Fee	$ 1,311.95
Offering Table N/A
Offset Table N/A	N/A